SENIOR CONVERTIBLE NOTES	6 Months Ended
Jun. 30, 2013
SENIOR CONVERTIBLE NOTES
SENIOR CONVERTIBLE NOTES
13. SENIOR CONVERTIBLE NOTES

	7% Notes (1)	4.5% Notes (2)	8% Note (3)	15% Note (4)	Total

Balance at January 1, 2013	$52	$62,500	$-	$-	$62,552
Convertible Notes Issued	-	-	421	625	1,046
Amortization of the Beneficial Conversion Feature	6	-	-	-	6

Balance at June 30, 2013	$58	$62,500	$421	$625	$63,604

(1)
In connection with the recapitalization on October 13, 2009, the Company issued $145,000 in aggregate principal amount of 7% Notes. The 7% Notes were convertible into common shares at a conversion price of $135.00 per share (“Any time” conversion option), subject to adjustment for certain events, including certain distributions by the Company of cash, debt and other assets, spin offs and other events. The issuance of the 7% Notes was pursuant to the Indenture dated October 13, 2009, between the Company and Piraeus Bank (as the successor of Cyprus Popular Bank Public Co. Ltd.), and the Note Purchase Agreement, executed by each of Investment Bank of Greece and Focus Maritime Corp. as purchasers. As of June 30, 2013 and December 31, 2012, the Company was not in compliance with its financial covenants on this indebtedness and had defaulted on three coupon payments. As such, the full amount outstanding was reclassified to current liabilities

(2)
In connection with the agreement with Lemissoler on December 31, 2012, the Company issued $50,000 in aggregate principal amount of its notional 4.5% Senior Convertible Note due in 2022 to Prime (the “4.5% Note”). The 4.5% Note will bear interest at an annual rate of 4.5%, which is payable quarterly on March 1, June 1, September 1 and December 1 of each year (beginning on March 1, 2013), until maturity in December 2022 or earlier upon redemption, repurchase or conversion in accordance with its terms. At the option of the Company, subject to certain conditions, interest and principal payments may be satisfied by issuing additional common shares of the Company (rather than in cash). On the date of the issuance, the fair value of the 4.5% Note was estimated to be $62,500. As of June 30, 2013 and December 31, 2012, the Company was not in compliance with certain covenants on this indebtedness.

The amount of shares to be paid is calculated by dividing (i) the per share amount equal to 80% of the arithmetic average of the daily volume-weighted average price (“VWAPs”) of the Company’s common shares for all of the trading days during the period of 30 consecutive trading days ending on and including the trading day immediately preceding the interest payment date into (ii) an amount equal to the total amount of cash such holder would receive if the aggregate amount of interest on the 4.5% Note was being paid in cash. The 4.5% Note is convertible, at a holder’s option, at any time prior to the close of business on the maturity date or earlier upon redemption or repurchase in accordance with its terms. The holder has the right to convert the principal amount of the 4.5% Note, or any portion of such principal amount which is at least $1,000 (or such lesser principal amount of the 4.5% Note as shall be outstanding at such time), plus accrued and unpaid interest, into that number of fully paid and non-assessable common shares of the Company (as such shares shall then be constituted) obtained by dividing (1) the sum of (x) the principal amount of the 4.5% Note or portion thereof being converted plus (y) accrued and unpaid interest on the portion of the principal amount of the 4.5% Note being converted to the applicable conversion date plus (z) accrued and unpaid default interest, if any, on the amount referred to in the immediately preceding clause (y) to the applicable conversion date by (2) the Conversion Price (as defined below) in effect on the applicable conversion date. The Conversion Price means an amount equal to 80% of the arithmetic average of the daily VWAPs of the common shares of the Company for all of the trading days during the period of 30 consecutive trading days ending on and including the trading day immediately preceding the conversion date. If the holder does not convert the 4.5% Note prior to the maturity date, then so long as no certain events of default or an event triggering a repurchase has occurred and is continuing, the principal of and accrued interest on the 4.5% Note that is outstanding on the maturity date shall automatically convert, without further action by the holder, into common shares of the Company. The number of common shares issued by the Company to the holder upon such conversion shall be the quotient obtained by dividing (x) the outstanding principal of and accrued interest on the 4.5% Note on the maturity date by (y) the Conversion Price then in effect.

(3)
On June 19, 2013, the Company issued a senior convertible promissory note to Tiger Equity Partners Ltd. (“Tiger”) for up to $1,670 (the “Tiger Note”). The Tiger Note is due on June 19, 2014. Borrowings under this note bear a fixed interest rate of 8% per annum on the unpaid principal balance if paid in cash or 15% per annum on the outstanding principal balance if settled by issuance of shares of the Company, at the option of the Company. The Tiger Note also contains interest and anti-dilution adjustments if subsequent to the issuance of Tiger Note the Company issues any debt security (i) with an interest rate of more than 20%, then immediately after such issuance, the interest rate on the Tiger Note shall be adjusted to such higher interest rate and/or (ii) that is convertible into Common Shares and which has anti-dilution provisions that are more favorable than the provisions in this Note. The Tiger Note also contains an anti-dilution adjustments under certain circumstances. At the holder’s option, the Tiger Note is convertible into common shares at a conversion price equal to 95% of the arithmetic average of the closing price of the Company’s common shares on the five trading days prior to and beginning with the date two business days before the maturity date or the conversion date.

(4)
On February 5, 2013, the Company issued a senior convertible promissory note to Good Faith Credit LLC (“Good Faith”), for up to $1,000 (the “Good Faith Note”). The Good Faith Note is due in one balloon payment on August 4, 2014. Borrowings under this Good Faith Note bear a fixed interest rate of 10% per annum on the unpaid principal balance and 5% per annum on the outstanding principal balance and any accrued and unpaid cash interest in Company’s common shares or cash, at the option of the Company. The Good Faith Note is convertible into common shares at a conversion price of $12.30 per share at holder’s option, at any time and from time to time. During September 2013, the Company issued an aggregate of 1,050,000 common shares to Good Faith, which vested upon issuance, for the prepayment of the Good Faith Note and its outstanding accrued interest liability.